Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Hermes Money Market Obligations Trust
Prospectus Date	rr_ProspectusDate	Jun. 30, 2020
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2020